Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Net loss per share:
Schedule of Basic and Diluted Net Loss Per Share Attributable to Shareholders

The following is a reconciliation of the numerator and denominator in the basic and diluted net income per common share computations:

	For the Six Months Ended June 30,
	2026	2025
NUMERATOR:
Net loss	$(2,647,202)	$(1,199,353)
Accretion to redeemable preferred equity	2,062,360	-
Dividends on Series A preferred stock	88,508	-
Net loss attributable to common stockholders	$(4,798,070)	$(1,199,353)
Adjustments:	-	-
Net loss attributable to common stockholders	$(4,798,070)	$(1,199,353)
DENOMINATOR:
Weighted average number of common shares outstanding – Basic and Diluted *	11,705,727	13,276,331
LOSSES PER SHARE:
Basic net loss per common share	$(0.41)	$(0.09)

Diluted net loss per common share	$(0.41)	$(0.09)

	For the Three Months Ended June 30,
NUMERATOR:	2026	2025
Net loss	$(638,726)	$(660,583)
Accretion to redeemable preferred equity	217,753	-
Dividends on Series A preferred stock	78,540	-
Net loss attributable to common stockholders	$(935,019)	$(660,583)
Adjustments:
Add back dividends on Series A preferred stock	-	-
Net loss attributable to common stockholders	$(935,019)	$(660,583)
DENOMINATOR:
Weighted average number of common shares outstanding - Basic	8,994,253	13,336,471
LOSSES PER SHARE:
Basic net loss per common share	$(0.10)	$(0.05)

Diluted net loss per common share	$(0.10)	$(0.05)

*	Due to the anti-dilutive effect, the computation of basic and diluted EPS did not include the shares underlying the exercise of warrants, options, RSUs and Series A preferred stock as the Company had a net loss for the three and six months ended June 30, 2026 and 2025.

	For the Year Ended December 31, 2025	Predecessor From January 1 to September 24, 2024	Successor From September 25 to December 31, 2024
Net loss	$(6,278,191)	$(654,640)	$(862,791)

Weighted-average common shares outstanding – basic and diluted	13,565,096	NA	13,089,592

Net loss per share:
Basic and diluted	$(0.46)	NA	$(0.07)